Cover	Dec. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2021
Entity File Number	001-38114
Entity Registrant Name	Avenue Therapeutics, Inc.
Entity Central Index Key	0001644963
Entity Tax Identification Number	47-4113275
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1140 Avenue of the Americas
Entity Address, Address Line Two	Floor 9
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	781
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true